Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Schedule of material related party transactions

(i) Provision of service

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Chengdu Zhisu	2,934	1,225	1,176
Xingying	1,802	836	1,157
Others	—	—	124

(ii) Loan advanced to the related parties

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Sharing New Medical	13,720	18,130	8,330
Yicai	2,000	—	—

(iii) Repayment of the loan advanced to the related parties

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Sharing New Medical	7,170	—	18,620

(iv) Interest income from related parties

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Sharing New Medical	103	1,148	868

(v) Cost of revenues and expense occurred to the related parties

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Beijing Mevos	976	1,637	716
Future Light	606	1,348	1,696
Beijing Souyang	—	582	318
Yinchuxing	—	407	412
Chutian	—	113	134
Others	—	—	189

Schedule of amount due from/ to related parties

(b) Amount due from/ to related parties

(i) Amount due from related parties

	As of December 31,
	2022	2023
	RMB	RMB
Chengdu Zhisu	323	—
Sharing New Medical (1)	32,974	8,489
Beijing Souyang	—	638
Others	85	85

(ii) Amount due to related parties

	As of December 31,
	2022	2023
	RMB	RMB
Xingying	128	66
Beijing Mevos	—	65
Lv Li	5,700	—
Beijing Souyang	42	236
Others	25	21
(1)	The balance as of December 31, 2022 and 2023 represents a loan provided to Sharing New Medical with a term of one year and an annual interest rate of 4.35%.